RISK MANAGEMENT - Credit risk model scenarios - Proportion of assets in Stage 2 (Details)	Dec. 31, 2023	Dec. 31, 2022
Commercial lending portfolio [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.60%	5.60%
Commercial lending portfolio [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.60%	5.90%
Commercial lending portfolio [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.90%	5.90%
Loans to consumers [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	6.90%	8.00%
Loans to consumers [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	7.10%	8.20%
Loans to consumers [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	7.60%	8.60%
Mortgage [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.60%	6.30%
Mortgage [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.70%	6.40%
Mortgage [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.70%	6.50%
Microcredit [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.00%	5.20%
Microcredit [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.00%	5.20%
Microcredit [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	5.00%	5.30%